SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Compensation expense	¥ 391,275	¥ 333,686	¥ 189,756
Costs of revenue
SHARE-BASED COMPENSATION
Compensation expense	110,291	89,943	46,007
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	53,560	54,204	39,436
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	219,328	184,943	101,949
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 8,096	¥ 4,596	¥ 2,364